Taxes on Income from Continuing Operations (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred tax asset	$ 142,745	$ 153,466	$ 187,170
Deferred Tax, Current [Member]
Deferred tax assets
Reserves and accruals		166,766	215,222
Amortization		0	0
Capital losses		0	0
FAS 123R - Accrued NSO Expense		0	0
Net operating losses		0	0
Deferred Tax Assets, Gross, Current		166,766	215,222
Less: Valuation Allowance		0	0
Deferred tax asset		166,766	215,222
Deferred tax liabilities
Depreciation		0	0
Acquired intangible assets		(13,300)	(28,052)
Total deferred tax liabilities		(13,300)	(28,052)
Net deferred tax assets (liabilities)		153,466	187,170
Deferred Tax, Noncurrent [Member]
Deferred tax assets
Reserves and accruals		0	0
Amortization		249,446	229,974
Capital losses		11,396	8,325
FAS 123R - Accrued NSO Expense		405,386	384,124
Net operating losses		1,008,850	534,830
Deferred Tax Assets, Gross, Current		1,675,078	1,157,253
Less: Valuation Allowance		0	0
Deferred tax asset		1,675,078	1,157,253
Deferred tax liabilities
Depreciation		(2,126,740)	(1,544,740)
Acquired intangible assets		0	0
Total deferred tax liabilities		(2,126,740)	(1,544,740)
Net deferred tax assets (liabilities)		$ (451,662)	$ (387,487)